Non-controlling Interest in Subsidiaries (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution to subsidiary	$ 4,163
Mare Success S.A. [Member] | Paid-in-capital by Tsakos Energy Navigation Limited and Subsidiaries and Polaris Oil Shipping Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital contribution to subsidiary	$ 8,163
Mare Success S.A. [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%	51.00%
Mare Success S.A. [Member] | Polaris Oil Shipping Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	49.00%	49.00%
Capital contribution to subsidiary	$ 4,000
Flopec [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of revenue generated by single charterer		5.60%	7.60%	8.60%
Shyris Shipping [Member] | Series G Convertible Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Redeemed or Called During Period, Shares		250,000	2,155,714
Shyris Shipping [Member] | Series B Cumulative Redeemable Perpetual Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred shares issued		2,038,841	2,288,841
Shyris Shipping [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership		100.00%